SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.       18        (File No. 33-4174)     [x]
                                         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             20       (File No. 811-3500)              [x]
                               ---------

                        (Check appropriate box or boxes)

              IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15,
                                  16, 17, 18 and 19


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                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
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                               (Name of Depositor)

20 Madison Avenue Extension, Albany, NY                                    12203
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(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant to  paragraph  (b)
   [X]  on May 1, 2001 pursuant to  paragraph  (b)
   [ ]  60 days after  filing  pursuant to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

[AMERICAN EXPRESS LOGO]                                   IDS LIFE OF NEW YORK
                                                              FLEXIBLE ANNUITY

Issued by:
IDS Life Insurance Company of New York

PROSPECTUS


MAY 1, 2001


FLEXIBLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

NEW FLEXIBLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 AND
19.

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251
            americanexpress.com

This prospectus contains information that you should know before investing. You also will receive prospectuses for American Express-Registered Trademark-Variable Portfolio Funds, American Express-Registered Trademark- Variable Portfolio - Equity Select Fund, Alliance Variable Products Series Fund and Wells Fargo Variable Trust Funds. Please read the prospectuses carefully and keep them for future reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS .................................................................    3

THE CONTRACT IN BRIEF .....................................................    4

EXPENSE SUMMARY ...........................................................    5

CONDENSED FINANCIAL INFORMATION (UNAUDITED) ...............................    7

FINANCIAL STATEMENTS ......................................................    8

PERFORMANCE INFORMATION ...................................................    8

THE VARIABLE ACCOUNTS AND THE FUNDS .......................................    9

THE FIXED ACCOUNT .........................................................   11

BUYING YOUR CONTRACT ......................................................   11

CHARGES ...................................................................   12

VALUING YOUR INVESTMENT ...................................................   14

MAKING THE MOST OF YOUR CONTRACT ..........................................   15

SURRENDERS ................................................................   16

TSA - SPECIAL SURRENDER PROVISIONS ........................................   17

CHANGING OWNERSHIP ........................................................   17

BENEFITS IN CASE OF DEATH .................................................   18

THE ANNUITY PAYOUT PERIOD .................................................   18

TAXES .....................................................................   20

VOTING RIGHTS .............................................................   22

ABOUT THE SERVICE PROVIDERS ...............................................   22

TABLE OF CONTENTS OF THE  STATEMENT OF ADDITIONAL INFORMATION .............   23

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2   IDS OF LIFE NEW YORK FLEXIBLE ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each variable account before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The assumed investment rate we use is 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Plans under Section 401(k) of the Code


-    Custodial and trusteed plans under Section 401(a) of the Code


-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

-    Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each variable account at the close of business on each valuation date.

VARIABLE ACCOUNTS: Separateaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.

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                                                   PROSPECTUS -- MAY 1, 2001   3

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or variable accounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the variable accounts, each of which invests in a fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable accounts. (p. 9)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 11)

BUYING YOUR CONTRACT: We no longer offer new contracts. You have the option of making additional purchase payments to your contract. (p. 11)

- Minimum purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.
- Minimum installment purchase payment -- $50 monthly; $23.08 biweekly payroll deductions.
-    Maximum purchase payment for each subsequent year -- $50,000.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the variable accounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 15)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 16)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 17)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 18)


ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 18)


TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 20)

CHARGES: We assess certain charges in connection with your contract:
-    $6 quarterly ($24 annual) contract administrative charge;
- 1.00% mortality and expense risk fee (if you allocate money to one or more variable accounts)
-    surrender charge; and
-    the operating expenses of the funds in which the variable accounts invest.

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4   IDS OF LIFE NEW YORK FLEXIBLE ANNUITY

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the variable accounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

ANNUAL CONTRACT OWNERS EXPENSES

SURRENDER CHARGE (contingent deferred sales charge as a percentage of new purchase payments surrendered):

   Purchase payments up to six contract years old             7%
   Earnings and purchase payments six years old or more       0%

CONTRACT ADMINISTRATIVE CHARGE:                               $24

ANNUAL VARIABLE ACCOUNT EXPENSES

(as a percentage of average variable account value)

MORTALITY AND EXPENSE RISK FEE:                               1%


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                MANAGEMENT     12b-1         OTHER
                                                   FEES        FEES        EXPENSES      TOTAL

AXP-Registered Trademark- Variable Portfolio --
      Bond Fund                                     .60%        .13%        .06%        .79%(1)
      Capital Resource Fund                         .60         .13         .04         .77(1)
      Cash Management Fund                          .51         .13         .04         .68(1)
      Diversified Equity Income Fund                .56         .13         .26         .95(2)
      Equity Select Fund                            .65         .13         .32        1.10(3)
      Extra Income Fund                             .62         .13         .07         .82(1)
      Global Bond Fund                              .84         .13         .10        1.07(1)
      Growth Fund                                   .64         .13         .18         .95(2)
      International Fund                            .82         .13         .07        1.02(1)
      Managed Fund                                  .59         .13         .03         .75(1)
      New Dimensions Fund-Registered Trademark-     .60         .13         .05         .78(1)
      Strategy Aggressive Fund                      .59         .13         .05         .77(1)
Alliance VP
      Growth & Income Portfolio (Class B)           .63         .25         .07         .95(4)
Wells Fargo VT
      Small Cap Growth Fund                         .15         .25         .80        1.20(5)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ended Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.80% and 1.49% for AXP-Registered Trademark-Variable Portfolio - Diversified Equity Income Fund and 0.20% and 0.97% for AXP-Registered Trademark- Variable Portfolio - Growth Fund.

(3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expenses reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP-Registered Trademark- Variable Portfolio - Equity Select Fund.

(4) Figures in "Management Fees," "12b-1 Fees," "Other Expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(5) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be 0.90%, 1.26% and 2.41%, respectively, for Wells Fargo VT Small Cap Growth Fund.
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                                                   PROSPECTUS -- MAY 1, 2001   5

Example:*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...

                                                                                                NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE               OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                   1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10
YEARS

AXP-Registered Trademark- Variable Portfolio -
      Bond Fund                                    $88.97  $128.70  $170.94 $218.53         $18.97   $58.70  $100.94 $218.53
      Capital Resource Fund                         88.77   128.08   169.89  216.38          18.77    58.08    99.89  216.38
      Cash Management Fund                          87.85   125.28   165.15  206.62          17.85    55.28    95.15  206.62
      Diversified Equity Income Fund                90.61   133.67   179.30  235.64          20.61    63.67   109.30  235.64
      Equity Select Fund                            92.15   138.32   187.09  251.43          22.15    68.32   117.09  251.43
      Extra Income Fund                             89.28   129.64   172.51  221.76          19.28    59.64   102.51  221.76
      Global Bond Fund                              91.84   137.39   185.54  248.29          21.84    67.39   115.54  248.29
      Growth Fund                                   90.61   133.67   179.30  235.64          20.61    63.67   109.30  235.64
      International Fund                            91.33   135.84   182.94  243.03          21.33    65.84   112.94  243.03
      Managed Fund                                  88.56   127.46   168.84  214.22          18.56    57.46    98.84  214.22
      New Dimensions Fund-Registered Trademark-     88.87   128.39   170.41  217.46          18.87    58.39   100.41  217.46
      Strategy Aggressive Fund                      88.77   128.08   169.89  216.38          18.77    58.08    99.89  216.38
Alliance VP
      Growth & Income Portfolio (Class B)           90.61   133.67   179.30  235.64          20.61    63.67   109.30  235.64
Wells Fargo VT
      Small Cap Growth Fund                         93.18   141.41   192.26  261.83          23.18    71.41   122.26  261.83

* In this example, the $24 contract administrative charge is approximated as a 0.061% charge based on our average contract size. This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to funds.


YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

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6   IDS OF LIFE NEW YORK FLEXIBLE ANNUITY

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of each account. We have not provided this information for some variable accounts because they are new and do not have any history.

YEAR ENDED DEC. 31,                                 2000   1999     1998    1997    1996     1995     1994     1993    1992     1991
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ACCOUNT 5 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period     $4.06   $4.03    $4.01   $3.73   $3.53    $2.91   $3.06   $2.67    $2.46   $2.12
Accumulation unit value at end of period           $4.24   $4.06    $4.03   $4.01   $3.73    $3.53   $2.91   $3.06    $2.67   $2.46
Number of accumulation units outstanding
at end of period (000 omitted)                    13,342  16,987   20,262  21,882  24,424   23,903  21,936  23,259   16,710  12,228
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%    1.00
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ACCOUNT 4 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period     $8.60   $7.02    $5.71   $4.64   $4.35    $3.43   $3.43   $3.35    $3.25   $2.24
Accumulation unit value at end of period           $7.02   $8.60    $7.02   $5.71   $4.64    $4.35   $3.43   $3.43    $3.35   $3.25
Number of accumulation units outstanding at
end of period (000 omitted)                       28,855  33,850   37,947  41,666  47,283   44,849  38,283  30,089   21,677  13,591
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%   1.00%
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ACCOUNT 6 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period     $2.34   $2.26    $2.17   $2.07   $1.99    $1.91   $1.86   $1.83    $1.80   $1.71
Accumulation unit value at end of period           $2.46   $2.34    $2.26   $2.17   $2.07    $1.99   $1.91   $1.86    $1.83   $1.80
Number of accumulation units outstanding
at end of period (000 omitted)                     4,607   5,999    6,515   4,651   5,927    5,445   3,794   4,113    5,378   7,253
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%    1.00
Simple yield(1)                                    4.93%   5.02%    3.73%   4.16%   3.85%    4.11%   4.41%   1.90%    1.77%   3.24%
Compound yield(1)                                  5.05%   5.14%    3.80%   4.25%   3.93%    4.20%   4.51%   1.92%    1.79%   3.29%
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ACCOUNT 13(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period     $1.17   $1.12    $1.18   $1.05   $1.00       --      --      --       --      --
Accumulation unit value at end of period           $1.05   $1.17    $1.12   $1.18   $1.05       --      --      --       --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    14,688  17,003   17,820  12,894   4,671       --      --      --       --      --
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%       --      --      --       --      --
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ACCOUNT 12(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period     $1.12   $1.18    $1.10   $1.07   $1.00       --      --      --       --      --
Accumulation unit value at end of period           $1.14   $1.12    $1.18   $1.10   $1.07       --      --      --       --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     4,548   5,735    6,220   5,578   2,311       --      --      --       --      --
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%       --      --      --       --      --
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ACCOUNT 10(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period     $2.51   $1.74    $1.52   $1.50   $1.38    $1.25   $1.29   $0.98    $1.00      --
Accumulation unit value at end of period           $1.87   $2.51    $1.74   $1.52   $1.50    $1.38   $1.25   $1.29    $0.98      --
Number of accumulation units outstanding
at end of period (000 omitted)                    53,666  59,132   67,198  75,831  77,830   63,576  51,480  21,650    3,421      --
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%      --
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ACCOUNT 9 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period     $4.58   $4.03    $3.51   $2.96   $2.57    $2.09   $2.21   $1.98    $1.86   $1.45
Accumulation unit value at end of period           $4.43   $4.58    $4.03   $3.51   $2.96    $2.57   $2.09   $2.21    $1.98   $1.86
Number of accumulation units outstanding
at end of period (000 omitted)                    50,700  59,965   67,428  73,557  75,219   72,999  66,800  50,761   31,828  20,105
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%   1.00%   1.00%    1.00%   1.00%
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ACCOUNT 14(2) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW DIMENSIONS FUND-Registered
Trademark-)
Accumulation unit value at beginning of period     $2.27   $1.74    $1.37   $1.11   $1.00       --      --      --       --      --
Accumulation unit value at end of period           $2.05   $2.27    $1.74   $1.37   $1.11       --      --      --       --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    87,213  88,673   75,581  64,613  27,817       --      --      --       --      --
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%       --      --      --       --      --
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                                                   PROSPECTUS -- MAY 1, 2001   7

YEAR ENDED DEC. 31,                                 2000   1999     1998    1997    1996     1995     1994     1993
1992     1991
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ACCOUNT 11(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period     $3.24   $1.91    $1.88   $1.69   $1.47   $1.12    $1.21   $1.08    $1.00      --
Accumulation unit value at end of period           $2.59   $3.24    $1.91   $1.88   $1.69   $1.47    $1.12   $1.21    $1.08      --
Number of accumulation units outstanding
  at end of period (000 omitted)                  56,989  61,638   73,610  79,813  77,673  62,233   45,347  19,430    5,961      --
Ratio of operating expense to average net assets   1.00%   1.00%    1.00%   1.00%   1.00%   1.00%    1.00%   1.00%    1.00%      --
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(1) Net of annual contract administrative charge and mortality and expense risk fee.
(2)  Operations commenced on May 1, 1996.
(3)  Operations commenced on Jan. 13, 1992.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI. The SAI does not include the audited financial statements for some of the variable accounts because they are new and do not have any assets.


PERFORMANCE INFORMATION

Performance information for the variable accounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular variable account during a specified time period. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-    contract administrative charge,
-    mortality and expense risk fee, and
- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the variable account if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will generally be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR VARIABLE ACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the variable account invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare variable account performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
8   IDS OF LIFE NEW YORK FLEXIBLE ANNUITY

THE VARIABLE ACCOUNTS AND THE FUNDS

You may allocate payments to any or all of the variable accounts that invest in shares of the following funds:

-------------------------------------------------------------------------------------------------------------------------------
IDS LIFE OF
NEW YORK
ACCOUNT          ESTABLISHED   INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES  INVESTMENT ADVISOR OR
MANAGER
---------------------------------------------------------------------------------------------------------------------------------

5                11/12/81      AXP-Registered Trademark-  Objective: high level of current    IDS Life Insurance Company (IDS
                               Variable Portfolio -       income while conserving the value   Life), investment manager;
                               Bond Fund                  of the investment and continuing    American Express Financial
                                                          a high level of income for the      Corporation (AEFC), investment
                                                          longest time period. Invests        advisor.
                                                          primarily in bonds and other debt
                                                          obligations.
---------------------------------------------------------------------------------------------------------------------------------
4                11/12/81      AXP-Registered Trademark-  Objective: capital appreciation.    IDS Life, investment manager;
                               Variable Portfolio -       Invests primarily in U.S. common    AEFC, investment advisor.
                               Capital Resource Fund      stocks and other securities
                                                          convertible into common stocks.
---------------------------------------------------------------------------------------------------------------------------------
6                11/12/81      AXP-Registered Trademark-  Objective: maximum current income   IDS Life, investment manager;
                               Variable Portfolio - Cash  consistent with liquidity and       AEFC, investment advisor.
                               Management Fund            stability of principal. Invests
                                                          primarily in money market
                                                          securities.
---------------------------------------------------------------------------------------------------------------------------------
15*              03/29/01      AXP-Registered Trademark-  Objective: high level of current    IDS Life, investment manager;
                               Variable Portfolio -       income and, as a secondary goal,    AEFC, investment advisor.
                               Diversified Equity         steady growth of capital. Invests
                               Income Fund                primarily in dividend-paying
                                                          common and preferred stocks.
---------------------------------------------------------------------------------------------------------------------------------
16*              03/29/01      AXP-Registered Trademark-  Objective: growth of capital.       IDS Life, investment manager;
                               Variable Portfolio -       Invests primarily in growth of      AEFC, investment advisor.
                               Equity Select Fund         medium-sized companies.
---------------------------------------------------------------------------------------------------------------------------------
13               04/17/96      AXP-Registered Trademark-  Objective: high current income,     IDS Life, investment manager;
                               Variable Portfolio -       with capital growth as a            AEFC, investment advisor.
                               Extra Income Fund          secondary objective. Invests
                                                          primarily in high-yielding,
                                                          high-risk corporate bonds issued
                                                          by U.S. and foreign companies and
                                                          governments.
---------------------------------------------------------------------------------------------------------------------------------
12               04/17/96      AXP-Registered Trademark-  Objective: high total return        IDS Life, investment manager;
                               Variable Portfolio -       through income and growth of        AEFC, investment advisor.
                               Global Bond Fund           capital. Non-diversified mutual
                                                          fund that invests primarily in
                                                          debt obligations of U.S. and
                                                          foreign issuers.
---------------------------------------------------------------------------------------------------------------------------------
17*              03/29/01      AXP-Registered Trademark-  Objective: long-term capital        IDS Life, investment manager;
                               Variable Portfolio -       growth. Invests primarily in        AEFC, investment advisor.
                               Growth Fund                common stocks and securities
                                                          convertible into common stocks
                                                          that appear to offer growth
                                                          opportunities.
---------------------------------------------------------------------------------------------------------------------------------
10               10/08/91      AXP-Registered Trademark-  Objective: capital appreciation.    IDS Life, investment manager;
                               Variable Portfolio -       Invests primarily in common         AEFC, investment advisor.
                               International Fund         stocks or convertible securities    American Express Asset Management
                                                          of foreign issuers that offer       International, Inc., a
                                                          growth potential.                   wholly-owned subsidiary of AEFC,
                                                                                              is the sub-investment advisor.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001   9

-------------------------------------------------------------------------------------------------------------------------------
IDS LIFE OF
NEW YORK
ACCOUNT          ESTABLISHED   INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES  INVESTMENT ADVISOR OR
MANAGER
---------------------------------------------------------------------------------------------------------------------------------
9                02/12/86      AXP-Registered Trademark-  Objective: maximum total            IDS Life, investment manager;
                               Variable Portfolio -       investment return through a         AEFC, investment advisor.
                               Managed Fund               combination of capital growth and
                                                          current income. Invests primarily
                                                          in a combination of common and
                                                          preferred stocks, convertible
                                                          securities, bonds and other debt
                                                          securities.
---------------------------------------------------------------------------------------------------------------------------------
14               04/17/96      AXP-Registered Trademark-  Objective: long-term growth of      IDS Life, investment manager;
                               Variable Portfolio -       capital. Invests primarily in       AEFC, investment advisor.
                               New Dimensions             common stocks of U.S. and foreign
                               Fund-Registered Trademark- companies showing potential for significant growth.
---------------------------------------------------------------------------------------------------------------------------------
11               10/08/91      AXP-Registered Trademark-  Objective: capital appreciation.    IDS Life, investment manager;
                               Variable Portfolio -       Invests primarily in common         AEFC, investment advisor.
                               Strategy Aggressive Fund   stocks of small-and medium-sized
                                                          companies.
---------------------------------------------------------------------------------------------------------------------------------
19*              03/29/01      Alliance VP Growth &       Objective: reasonable current       Alliance Capital Management, L.P.
                               Income Portfolio           income and reasonable
                               (Class B)                  appreciation. Invests primarily
                                                          in dividend-paying common stocks
                                                          of good quality.
---------------------------------------------------------------------------------------------------------------------------------
18*              03/29/01      Wells Fargo VT Small       Objective: long-term capital        Wells Fargo Funds Management,
                               Cap Growth Fund            appreciation. Invests primarily     LLC, advisor; Wells Capital
                                                          in common stocks issued by          Management Incorporated,
                                                          companies whose market              sub-advisor.
                                                          capitalization falls within the
                                                          range of the Russell 2000 Index,
                                                          which is considered a small
                                                          capitalization index.
---------------------------------------------------------------------------------------------------------------------------------


* These accounts are available June 1, 2001.


A fund underlying your contract in which a variable account invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. The funds' prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

All variable accounts were established under New York law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable accounts an insurance company may offer and how many exchanges among variable accounts it may allow before the contract owner would be currently taxed on income earned within variable account assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the variable account assets.

--------------------------------------------------------------------------------
10  IDS OF LIFE NEW YORK FLEXIBLE ANNUITY

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.


As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. We will credit additional purchase payments to your accounts at the next close of business after we receive your payments at our office.

When you applied, you may have selected:


-   the accounts in which you want to invest;

-   how you want to make purchase payments; and

-   a beneficiary.


If your application was complete, we processed it and applied your purchase payment to the accounts you selected within two business days after we received it at our office. If we accepted your application, we sent you a contract. If we could not accept your application within five business days, we declined it and returned your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-    no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-   on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary.

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

--------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2001      11

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:

   $50 per month
   $23.08 biweekly

If paying by any other method:

   $2,000 initial payment for nonqualified annuities
   $1,000 initial payment for qualified annuities
   $50 for any additional payments

Installments must total at least $600 in the first year.

* If you do not make any purchase payments for 36 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your annuity in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** for the first year, this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract.

For the first year:

   $1,000,000 up to age 75
   $500,000 for ages 76 to 85
   $50,000 for ages 86 to 90

For each subsequent year:

   $50,000

** These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

2 BY SCHEDULED PAYMENT PLAN:

Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or
-    a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $6 from the contract value at the end of each contract quarter (each three-month period measured from the effective date of your contract). This equates to an annual charge of $24. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you surrender your contract, we will deduct the quarterly charge at the time of surrender. We cannot increase the quarterly contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

--------------------------------------------------------------------------------
12   IDS OF LIFE NEW YORK FLEXIBLE ANNUITY

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to your variable accounts. The unit values of your variable accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

A surrender charge of 7% applies on each purchase payment you make. We may deduct this surrender charge if you request a surrender within six years of making that purchase payment. We calculate the surrender charge by drawing from your total contract value in the following order:

- First we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular variable or fixed account.

- Next, if necessary, we surrender amounts representing purchase payments six contract years old or more and not previously surrendered. We do not assess a surrender charge on this amount.

- Finally, if necessary, we surrender amounts representing purchase payments up to six contract years old and not previously surrendered on a "first-in, first-out" (FIFO) basis. A surrender charge of 7% applies to any amount surrendered from these new purchase payments.


For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually deducted from your contract is $1,075.26. We determine this amount as follows:

   AMOUNT REQUESTED                   $1,000
---------------------------  OR    ----------- = $1,075.26
 (1.00 - SURRENDER CHARGE)              .93

By applying the 7% surrender charge to $1,075.26, the surrender charge is $75.26. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% since the assumed investment rate is 3.5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.



WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

- amounts surrendered after the later of the annuitant attaining age 65 or the tenth contract anniversary;

-    contracts settled using an annuity payout plan; and

-    death benefits.


OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under 59 1/2 (waived in case of death or disability).


--------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2001      13

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;
-    plus interest credited;
- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
-    minus any prorated contract administrative charge.

VARIABLE ACCOUNTS

We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to your contract for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable account or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-    dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the variable accounts;
-    transfers into or out of the variable accounts;
-    partial surrenders;
-    surrender charges; and/or
-    prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;
-    dividends distributed to the variable accounts;
-    capital gains or losses of funds;
-    fund operating expenses; and/or
-    mortality and expense risk fees.

--------------------------------------------------------------------------------
14   IDS OF LIFE NEW YORK FLEXIBLE ANNUITY

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS
By investing an equal number                                                                                      NUMBER
of dollars each month ...                                         AMOUNT               ACCUMULATION              OF UNITS
                                            MONTH                INVESTED               UNIT VALUE              PURCHASED
                                            Jan                    $100                    $20                       5.00
you automatically buy                       Feb                     100                     18                       5.56
more units when the per                     Mar                     100                     17                       5.88
unit market price is low ...   -->          Apr                     100                     15                       6.67
                                            May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
and fewer units when the                    Jul                     100                     17                       5.88
per unit market price is high. -->          Aug                     100                     19                       5.26
                                            Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one variable account, or the fixed account, to another account before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


TRANSFER POLICIES

- You may transfer contract values between the variable accounts, or from the variable accounts to the fixed account at any time. However, if you made a transfer from the fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the variable accounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the variable accounts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

--------------------------------------------------------------------------------
                                               PROSPECTUS -- MAY 1, 2001      15

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance


MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your variable accounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the variable accounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.
- Automated transfers and automated partial surrenders are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated surrenders may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial surrenders are in effect.
- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT

Transfers or surrenders:   $50

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your variable accounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise.

--------------------------------------------------------------------------------
16   IDS OF LIFE NEW YORK FLEXIBLE ANNUITY

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE:

-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     -- you separated from the service of the employer who purchased the contract; or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

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                                               PROSPECTUS -- MAY 1, 2001      17

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

-    contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

-    purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

-    contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.


If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 701/2, or any other date permitted by the Code. To do this, your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

IF YOUR BENEFICIARY IS NOT YOUR SPOUSE, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-    payouts begin no later than one year following the year of your death; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the variable accounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

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18   IDS OF LIFE NEW YORK FLEXIBLE ANNUITY

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;
-    the annuitant's age and, in most cases, sex;
-    the annuity table in the contract; and
-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the variable accounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will be 5.05%. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


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                                               PROSPECTUS -- MAY 1, 2001      19

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the variable accounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or variable accounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

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20   IDS OF LIFE NEW YORK FLEXIBLE ANNUITY

PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you:

-    because of your death;
-    because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities); or
-    if the payout is a 457 plan distribution.

For qualified annuities under 401(a) and 401(k) plans or TSAs, other penalties may apply if you surrender your contract before your plan specifies that payouts can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, or Section 457 plan), mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more; or
-    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.


COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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                                               PROSPECTUS -- MAY 1, 2001      21

VOTING RIGHTS

As a contract owner with investments in the variable accounts you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

-    the reserve held in each account for your contract, divided by
-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 financial advisors.

ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trial commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensations.


LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, which was commenced in Minnesota state court on October 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

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22   IDS OF LIFE NEW YORK FLEXIBLE ANNUITY

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.


In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information ................3
Calculating Annuity Payouts ............6
Rating Agencies ........................8
Principal Underwriter ..................8
Independent Auditors ...................8

Financial Statements

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                                               PROSPECTUS -- MAY 1, 2001      23

IDS LIFE INSURANCE COMPANY      [AMERICAN EXPRESS LOGO]           PRSRT STD AUTO
OF NEW YORK                                                        U.S. POSTAGE
20 Madison Ave. Extension                                              PAID
Albany, NY 11203                                                     AMERICAN
(800) 541-2251                                                        EXPRESS

americanexpress.com

                                                                 S-6175 R (5/01)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                                FLEXIBLE ANNUITY


              IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12,
                         13, 14, 15, 16, 17, 18 and 19


                                   May 1, 2001

IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13 and 14 are separate accounts established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your financial advisor, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
800-541-2251

                     IDS Life of New York Flexible Annuity
             IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12,
                          13, 14, 15, 16, 17, 18 and 19


                                TABLE OF CONTENTS

Performance Information......................................................p.3

Calculating Annuity Payouts..................................................p.6

Rating Agencies..............................................................p.8

Principal Underwriter........................................................p.8

Independent Auditors.........................................................p.8

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The variable accounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the variable accounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the variable accounts), calculated according to the following formula:
                                  P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return With Surrender For Periods Ending Dec. 31, 2000


Variable Account     Investing In:                      1 Year         5 Years        10 Years         Since
                     ------------------------------                                                  Inception

                       AXP(R) Variable Portfolio
 5                     Bond Fund (10/81)a                 (2.69%)        2.52%           7.15%             --%
 4                     Capital Resource Fund             (25.33)         9.07           12.09              --
                       (10/81)a
 6                     Cash Management Fund               (2.27)         2.87            3.61              --
                       (10/81)a
15                     Diversified Equity Income          (8.70)          --              --             (3.47)
                       Fund (9/99)b
16                     Equity Select Fund (5/01)c           --            --              --               --
13                     Extra Income Fund (5/96)a         (17.27)          --              --             (0.40)
12                     Global Bond Fund (5/96)a           (4.83)          --              --              1.43
17                     Growth Fund (9/99)b               (25.75)          --              --             (8.57)
10                     International Fund (1/92)a        (32.72)         5.11             --              7.19
 9                     Managed Fund (4/86)a              (10.32)        10.60           11.76              --
14                     New Dimensions Fund(R)(5/96)a     (17.03)          --              --             15.68
11                     Strategy Aggressive Fund          (26.89)        11.15             --             11.18
                       (1/92)a
                       Alliance VP
19                     Growth & Income Portfolio           5.41         17.56             --             14.05
                      (Class B) (1/91)b
                       Wells Fargo VT
18                     Small Cap Growth Fund (5/95)b      (28.76)        7.54             --              9.51

--------------------------------------------------------------------------------
a (Commencement date of the variable account) b (Commencement date of the fund) Variable account had not commenced operations as of Dec. 31, 2000.
c  Fund had not commenced operations as of Dec. 31, 2000.

Average Annual Total Return Without Surrender For Periods Ending Dec. 31, 2000

Variable Account   Investing In:                        1 Year         5 Years        10 Years      Since Inception
                   --------------------------------

                       AXP(R) Variable Portfolio
 5                     Bond Fund (10/81)a                  4.31%         3.75%           7.15%              --%
 4                     Capital Resource Fund (10/81)a    (18.33)        10.04           12.09              --
 6                     Cash Management Fund (10/81)a       4.73          4.09            3.61              --
15                     Diversified Equity Income          (1.83)          --              --              1.94
                       Fund (9/99)b
16                     Equity Select Fund (5/01)c           --            --              --               --
13                     Extra Income Fund (5/96)a         (10.27)          --              --              1.08
12                     Global Bond Fund (5/96)a            2.17           --              --              2.82
17                     Growth Fund (9/99)b               (20.16)          --              --             (3.30)
10                     International Fund (1/92)a        (25.72)         6.23             --              7.19
 9                     Managed Fund (4/86)a               (3.32)        11.52           11.76              --
14                     New Dimensions Fund(R)(5/96)a     (10.03)          --              --             16.54
11                     Strategy Aggressive Fund          (19.89)        12.05             --             11.18
                       (1/92)a
                       Alliance VP
19                     Growth & Income Portfolio          12.41         18.29             --             14.05
                       (Class B) (1/91)b
                       Wells Fargo VT
18                     Small Cap Growth Fund (5/95)b     (23.39)         8.57             --             10.31


--------------------------------------------------------------------------------
a (Commencement date of the variable account) b (Commencement date of the fund) Variable account had not commenced operations as of Dec. 31, 2000.
c  Fund had not commenced operations as of Dec. 31, 2000.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a variable account's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the variable account). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for a Variable Account Investing in a Money Market Fund


Annualized Simple Yield:


For a variable account investing in a money market fund, we base quotations of simple yield on:


     (a) the change in the value of a hypothetical variable account (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
     (b) less a pro rata share of the variable account expenses accrued over the period;
     (c) dividing this difference by the value of the variable account at the beginning of the period to obtain the base period return; and
     (d)  raising the base period return to the power of 365/7.

The variable account's value includes:
o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include:

o  the effect of any applicable surrender charge, or
o  any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1


You must consider (when comparing an investment in variable accounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guarantee yield for a stated period of time, whereas the variable account's yield fluctuates. In comparing the yield of the variable account to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000


Variable Account         Investing In:            Simple Yield    Compound Yield
----------------         -------------            ------------    --------------
       6             AXP(R)Variable Portfolio -      4.93%            5.05%
                       Cash Management Fund

Annualized Yield for Variable Accounts Investing in Income Funds

For the variable accounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a-b + 1) to the power of 6 - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The variable account earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000


Variable Account       Investing in:                                      Yield
----------------       -------------                                      -----
       5               AXP(R)Variable Portfolio - Bond Fund               6.97%
      13               AXP(R)Variable Portfolio - Extra Income Fund      10.45
      12               AXP(R)Variable Portfolio - Global Bond Fund        0.0


The yield on the variable account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote variable account performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Accounts

We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o  determine the dollar value of your contract on the valuation date; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of each variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your variable account is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date; by o the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and
o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable accounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

    Rating Agency                    Rating

      A.M. Best                  A+ (Superior)

    Duff & Phelps                     AAA

       Moody's                  Aa2 (Excellent)

--------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. IDS Life of New York has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in IDS Life of New York's General Account and reflects IDS Life of New York's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with IDS Life of New York's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.


Surrender charges received by IDS Life of New York for the last three years aggregated total $921,090, $993,347 and $886,431, respectively.

Commissions paid by IDS Life of New York for the last three years aggregated total $1,731,833, $957,659 and $1,115,312, respectively.


INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ as of December 31, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ at December 31, 2000, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Net Assets
December 31, 2000

                                                         Segregated Asset Account
Assets                                  G                 F                  H                 LZ
Investments in shares of mutual funds:
  at cost                       $ 1,125,398,606     $3,707,400,866     $208,160,529      $ 265,232,289
                                ---------------      -------------     ------------      -------------
  at market value               $ 1,034,015,132     $3,981,747,752     $208,126,699      $ 191,608,506
Dividends receivable                  5,954,846                 --        1,027,463          1,639,776
Accounts receivable from
IDS Life for contract
purchase payments                            --                 --        9,855,926                 --
                                     ----------        -----------        ---------          ---------
Total assets                      1,039,969,978      3,981,747,752      219,010,088        193,248,282
                                  -------------      -------------      -----------        -----------

Liabilities
Payable to IDS Life for:
  Mortality and expense
  risk fee                              827,969          3,162,279          172,370           154,056
  Contract terminations                 415,336          4,336,614               --            99,382
                                        -------          ---------           -------           ------
Total liabilities                     1,243,305          7,498,893          172,370           253,438
                                      ---------          ---------          -------           -------
Net assets applicable to
contracts in accumulation
period                            1,032,357,860      3,956,882,104      218,503,169       191,063,948
Net assets applicable to
contracts in payment
period                                6,368,813         17,366,755          334,549         1,930,896
                                      ---------         ----------          -------         ---------
Total net assets                $ 1,038,726,673     $3,974,248,859    $ 218,837,718     $ 192,994,844
                                ---------------      -------------     ------------     -------------
Accumulation units
outstanding                         186,283,608        391,805,258       78,438,964       181,306,229
                                    -----------        -----------       ----------       -----------
Net asset value per
accumulation unit                        $ 5.54            $ 10.10           $ 2.79            $ 1.05
                                         ------            -------           ------            ------

See accompanying notes to financial statements.

IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Net Assets
December 31, 2000

                                                                Segregated Asset Account
                                                                                                                Combined
                                                                                                                Variable
Assets                                   IZ                    N                MZ               JZ             Accounts
Investments in shares of mutual funds:
  at cost                          $ 1,754,506,038      $3,180,263,171   $1,884,838,930  $ 2,414,945,821   $ 14,609,414,622
                                   ---------------       -------------   --------------  --------------    ----------------
  at market value                  $ 1,526,264,914      $3,768,462,898   $2,536,625,453  $ 2,269,085,913   $ 15,581,177,643
Dividends receivable                            --                  --               --               --          8,622,085
Accounts receivable from
IDS Life for contract
purchase payments                               --                  --               --               --          9,855,926
                                        ---------             --------      -----------          -------          ---------
Total assets                         1,526,264,914       3,768,462,898    2,536,625,453    2,269,085,913     15,599,655,654
                                     -------------       -------------    -------------    -------------     --------------

Liabilities
Payable to IDS Life for:
  Mortality and expense
  risk fee                               1,213,784           2,995,925        2,006,964        1,795,910         12,381,334
  Contract terminations                    617,807           1,319,603        3,124,764        4,598,393         14,523,239
                                           -------           ---------        ---------        ---------         ----------
Total liabilities                        1,831,591           4,315,528        5,131,728        6,394,303         26,904,573
                                         ---------           ---------        ---------        ---------         ----------
Net assets applicable to
contracts in accumulation
period                               1,518,298,819      3,740,574,716     2,510,499,457    2,253,378,424     15,486,241,311
Net assets applicable to
contracts in payment
period                                   6,134,504         23,572,654        20,994,268        9,313,186         86,509,770
                                         ---------         ----------        ----------        ---------         ----------
Total net assets                   $ 1,524,433,323     $3,764,147,370    $2,531,493,725   $2,262,691,610    $ 15,572,751,081
                                   ---------------      -------------     -------------   --------------    ----------------
Accumulation units
outstanding                            812,274,606        844,645,189     1,226,805,533      868,637,442
                                       -----------        -----------     -------------      -----------
Net asset value per
accumulation unit                           $ 1.87             $ 4.43            $ 2.05           $ 2.59
                                            ------             ------            ------           ------




IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Operations
Year ended December 31, 2000

                                                                Segregated Asset Account
Investment income                          G                 F            H               LZ           KZ
Dividend income from
mutual funds                        $ 78,092,800    $ 453,227,217   $ 14,473,881    $ 23,846,278    $ 1,880,160
Mortality and expense
risk fee                              11,156,588       48,498,138      2,549,384       2,246,741        684,563
                                      ----------       ----------      ---------       ---------        -------
Investment income
(loss) - net                          66,936,212      404,729,079     11,924,497      21,599,537      1,195,597
                                      ----------      -----------     ----------      ----------      ---------

Realized and unrealized
gain (loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds:
  Proceeds from sales                309,928,793     798,891,257     470,500,220      55,917,094     17,478,541
  Cost of investments sold           341,078,769     570,408,464     470,423,416      69,385,543     19,046,345
                                     -----------     -----------     -----------      ----------     ----------
Net realized gain (loss)
on investment                        (31,149,976)    228,482,793          76,804     (13,468,449)    (1,567,804)
Net change in unrealized
appreciation or
depreciation of
investments                            8,471,966  (1,560,109,622)        (32,533)    (31,575,375)     1,518,556
                                       ---------  --------------         -------     -----------      ---------
Net gain (loss)
on investments                       (22,678,010) (1,331,626,829)         44,271     (45,043,824)       (49,248)
                                     -----------  --------------          ------     -----------        -------
Net increase (decrease)
in net assets resulting
from operations                     $ 44,258,202   $(926,897,750    $ 11,968,768   $ (23,444,287)   $ 1,146,349
                                    ------------   -------------    ------------   -------------    -----------

See accompanying notes to financial statements.

IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Operations
Year ended December 31, 2000

                                                             Segregated Asset Account
                                                                                                         Combined
                                                                                                         Variable
Investment income                        IZ                N              MZ              JZ             Accounts
Dividend income from
mutual funds                       $ 314,850,649    $ 337,654,978   $ 188,823,824   $ 765,378,788    $ 2,178,228,575
Mortality and expense
risk fee                              18,556,877       41,795,253      27,689,525      29,262,459        182,439,528
                                      ----------       ----------      ----------      ----------        -----------
Investment income
(loss) - net                         296,293,772      295,859,725     161,134,299     736,116,329      1,995,789,047
                                     -----------      -----------     -----------     -----------      -------------

Realized and unrealized
gain (loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds:
  Proceeds from sales                405,178,195      755,412,652     106,205,491     313,413,222      3,232,925,465
  Cost of investments sold           332,737,433      560,488,562      64,349,586     183,109,346      2,611,027,464
                                     -----------      -----------      ----------     -----------      -------------
Net realized gain (loss)
on investment                         72,440,762      194,924,090      41,855,905     130,303,876        621,898,001
Net change in unrealized
appreciation or
depreciation of
investments                         (923,356,241)    (613,762,842)   (483,987,828) (1,422,308,376)    (5,025,142,295)
                                    ------------     ------------    ------------  --------------     --------------
Net gain (loss)
on investments                      (850,915,479)    (418,838,752)   (442,131,923) (1,292,004,500)    (4,403,244,294)
                                    ------------     ------------    ------------  --------------     --------------
Net increase (decrease)
in net assets resulting
from operations                    $(554,621,707)   $(122,979,027)  $(280,997,624)  $(555,888,171)   $(2,407,455,247)
                                   -------------    -------------   -------------   -------------    ---------------

See accompanying notes to financial statements.


IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                            Segregated Asset Account
Operations                                 G              F              H              LZ              KZ
Investment income
(loss) - net                        $ 66,936,212   $ 404,729,079   $ 11,924,497    $ 21,599,537    $ 1,195,597
Net realized gain
(loss) on investments                (31,149,976)    228,482,793         76,804     (13,468,449)    (1,567,804)
Net change in unrealized
appreciation or
depreciation of
investments                            8,471,966  (1,560,109,622)       (32,533)    (31,575,375)     1,518,556
                                       ---------  --------------        -------     -----------      ---------
Net increase (decrease)
in net assets resulting
from operations                       44,258,202    (926,897,750)    11,968,768     (23,444,287)     1,146,349
                                      ----------    ------------     ----------     -----------      ---------

Contract transactions
Contract purchase payments            17,151,269      67,216,228      9,384,970       2,918,249        805,429
Net transfers(1)                    (122,452,011)   (129,581,003)   (58,278,574)    (10,945,549)    (5,741,083)
Transfers for policy loans             1,737,827       6,820,097        442,992         142,827         49,884
Annuity payments                        (703,108)     (2,273,694)       (94,005)       (205,152)       (50,831)
Contract charges                        (738,147)     (3,235,499)      (143,865)        (96,540)       (28,314)
Contract terminations:
  Surrender benefits                (161,471,538)   (589,184,254)   (86,596,160)    (32,069,025)    (9,587,667)
  Death benefits                     (13,545,970)    (29,830,912)    (2,697,152)     (1,926,313)      (605,050)
                                     -----------     -----------     ----------      ----------       --------
Increase (decrease)
from contract transactions          (280,021,678)   (680,069,037)  (137,981,794)    (42,181,503)   (15,157,632)
                                    ------------    ------------   ------------     -----------    -----------
Net assets at beginning of year    1,274,490,149   5,581,215,646    344,850,744     258,620,634     79,188,242
                                   -------------   -------------    -----------     -----------     ----------
Net assets at end of year         $1,038,726,673  $3,974,248,859  $ 218,837,718   $ 192,994,844   $ 65,176,959
                                  --------------  --------------  -------------   -------------   ------------

Accumulation unit activity
Units outstanding at
beginning of year                    238,818,203     449,947,982    129,560,547     218,583,454     70,499,453
Contract purchase payments             3,221,620       5,779,262      3,463,578       2,580,115        736,054
Net transfers(1)                     (23,047,317)    (11,056,749)   (21,709,784)     (9,688,310)    (5,222,663)
Transfers for policy loans               325,771         586,854        163,072         126,793         45,679
Contract charges                        (139,120)       (280,081)       (53,669)        (85,804)       (25,964)
Contract terminations:
  Surrender benefits                 (30,307,185)    (50,555,857)   (31,983,791)    (28,471,624)    (8,783,396)
  Death benefits                      (2,588,364)     (2,616,153)    (1,000,989)     (1,738,395)      (555,356)
                                      ----------      ----------     ----------      ----------       --------
Units outstanding at
end of year                          186,283,608     391,805,258     78,438,964     181,306,229     56,693,807
                                     -----------     -----------     ----------     -----------     ----------

(1)Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                   Segregated Asset Account


Operations                                  IZ             N               MZ             JZ               Accounts
Investment income
(loss) - net                         $ 296,293,772   $ 295,859,725   $ 161,134,299   $ 736,116,329    $ 1,995,789,047
Net realized gain
(loss) on investments                   72,440,762     194,924,090      41,855,905     130,303,876        621,898,001
Net change in unrealized
appreciation or
depreciation of
investments                           (923,356,241)   (613,762,842)   (483,987,828) (1,422,308,376)    (5,025,142,295)
                                      ------------    ------------    ------------  --------------     --------------
Net increase (decrease)
in net assets resulting
from operations                       (554,621,707)   (122,979,027)   (280,997,624)   (555,888,171)    (2,407,455,247)
                                      ------------    ------------    ------------    ------------     --------------

Contract transactions
Contract purchase payments              33,825,058      62,207,505      67,206,032      46,586,509        307,301,249
Net transfers(1)                        27,740,013    (156,409,538)    410,087,163     145,251,916         99,671,334
Transfers for policy loans               2,947,086       5,184,859       3,318,140       3,220,088         23,863,800
Annuity payments                          (726,233)     (3,003,139)     (2,644,700)     (1,178,159)       (10,879,021)
Contract charges                        (1,180,002)     (2,625,912)     (1,647,848)     (1,731,602)       (11,427,729)
Contract terminations:
  Surrender benefits                  (238,970,371)   (521,000,349)   (371,268,229)   (368,641,642)    (2,378,789,235)
  Death benefits                       (11,365,219)    (34,191,832)    (12,133,023)    (14,848,708)      (121,144,179)
                                       -----------     -----------     -----------     -----------       ------------
Increase (decrease)
from contract transactions            (187,729,668)   (649,838,406)     92,917,535    (191,341,598)    (2,091,403,781)
                                      ------------    ------------      ----------    ------------     --------------
Net assets at beginning of year      2,266,784,698   4,536,964,803   2,719,573,814   3,009,921,379     20,071,610,109
                                     -------------   -------------   -------------   -------------     --------------
Net assets at end of year            1,524,433,323  $3,764,147,370  $2,531,493,725  $2,262,691,610    $15,572,751,081
                                     -------------   -------------   -------------   --------------    ---------------

Accumulation unit activity
Units outstanding at
beginning of year                      898,714,868    986,012,926    1,188,479,994     927,190,210
Contract purchase payments              15,422,478     13,529,058       29,459,566      14,293,370
Net transfers(1)                        11,712,428    (33,938,525)     178,837,010      42,752,517
Transfers for policy loans               1,361,724      1,127,753        1,450,699         996,717
Contract charges                          (544,491)      (574,120)        (727,924)       (533,278)
Contract terminations:
  Surrender benefits                  (109,058,250)  (113,927,208)    (165,173,368)   (111,503,545)
  Death benefits                        (5,334,151)    (7,584,695)      (5,520,444)     (4,558,549)
                                        ----------     ----------       ----------      ----------
Units outstanding at
end of year                            812,274,606    844,645,189    1,226,805,533     868,637,442

(1)Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.



IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                Segregated Asset Account
Operations                                     G              F              H             LZ            KZ
Investment income
(loss) - net                            $ 82,718,647    $ 458,962,963   $ 11,145,841  $ 23,741,327   $ 3,199,129
Net realized gain
(loss) on investments                    (16,546,642)     218,619,358         (2,072)   (3,934,966)     (448,659)
Net change in
unrealized appreciation
or depreciation of
investments                              (57,777,057)     388,030,726         (1,694)   (6,705,343)   (7,628,917)
                                         -----------      -----------         ------    ----------    ----------
Net increase (decrease)
in net assets resulting
from operations                            8,394,948    1,065,613,047     11,142,075    13,101,018    (4,878,447)
                                           ---------    -------------     ----------    ----------    ----------

Contract transactions
Contract purchase payments                26,900,180       85,781,934     15,204,189     4,974,177     1,210,372
Net transfers1                          (105,970,257)    (153,370,052)   155,684,183    12,654,268      (374,882)
Transfers for policy loans                 1,842,920        7,473,199        567,692       129,522        54,571
Annuity payments                            (650,605)      (1,742,554)       (32,682)     (159,063)      (31,086)
Contract charges                            (969,307)      (3,741,628)      (176,826)     (121,868)      (37,981)
Contract terminations:
  Surrender benefits                    (162,008,938)    (516,624,685)   (87,695,413)  (25,706,863)   (8,608,732)
  Death benefits                         (16,680,663)     (33,535,221)    (3,629,477)   (2,099,593)     (552,543)
                                         -----------      -----------     ----------    ----------      --------
Increase (decrease) from
contract transactions                   (257,536,670)    (615,759,007)    79,921,666   (10,329,420)   (8,340,281)
                                        ------------     ------------     ----------   -----------    ----------
Net assets at beginning of year        1,523,631,871    5,131,361,606    253,787,003   255,849,036    92,406,970
                                       -------------    -------------    -----------   -----------    ----------
Net assets at end of year             $1,274,490,149   $5,581,215,646  $ 344,850,744 $ 258,620,634  $ 79,188,242
                                      --------------   --------------  ------------- -------------  ------------

Accumulation unit activity
Units outstanding at
beginning of year                        287,880,919      507,310,351     98,897,110   228,164,851    78,149,847
Contract purchase payments                 5,098,452        8,005,258      5,835,845     4,287,084     1,060,861
Net transfers1                           (20,122,969)     (14,287,555)    59,720,497    10,864,149      (391,555)
Transfers for policy loans                   349,885          696,515        217,786       111,325        47,996
Contract charges                            (184,951)        (351,026)       (68,602)     (105,541)      (33,441)
Contract terminations:
  Surrender benefits                     (30,971,111)     (48,274,604)   (33,652,531)  (22,910,831)   (7,832,934)
  Death benefits                          (3,232,022)      (3,150,957)    (1,389,558)   (1,827,583)     (501,321)
                                          ----------       ----------     ----------    ----------      --------
Units outstanding at
end of year                              238,818,203      449,947,982    129,560,547   218,583,454    70,499,453
                                         -----------      -----------    -----------   -----------    ----------

(1)Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                     Segregated Asset Account
                                                                                                         Combined
                                                                                                         Variable
Operations                                    IZ             N               MZ            JZ            Accounts
Investment income
(loss) - net                          $ 277,283,854  $ 256,475,061     $ 5,560,943   $ 193,228,039    $ 1,312,315,804
Net realized gain
(loss) on investments                   111,581,700    130,609,215       6,284,894      78,087,142        524,249,970
Net change in
unrealized appreciation
or depreciation of
investments                             331,640,637    180,249,841     602,990,330     981,864,623      2,412,663,146
                                        -----------    -----------     -----------     -----------      -------------
Net increase (decrease)
in net assets resulting
from operations                         720,506,191    567,334,117     614,836,167   1,253,179,804      4,249,228,920
                                        -----------    -----------     -----------   -------------      -------------

Contract transactions
Contract purchase payments               40,338,256     83,597,175      72,874,934      48,904,810        379,786,027
Net transfers1                         (116,553,908)   (96,836,944)    508,860,423    (147,410,390)        56,682,441
Transfers for policy loans                2,859,054      5,702,415       2,773,692       3,088,741         24,491,806
Annuity payments                           (469,919)    (1,986,186)     (1,121,855)       (587,286)        (6,781,236)
Contract charges                         (1,368,024)    (3,046,411)     (1,397,495)     (1,513,611)       (12,373,151)
Contract terminations:
  Surrender benefits                   (189,429,712)  (431,500,196)   (217,155,832)   (217,020,605)    (1,855,750,976)
  Death benefits                        (11,050,653)   (33,236,282)     (9,098,257)    (11,508,774)      (121,391,463)
                                        -----------    -----------      ----------     -----------       ------------
Increase (decrease) from
contract transactions                  (275,674,906)  (477,306,429)    355,735,610    (326,047,115)    (1,535,336,552)
                                       ------------   ------------     -----------    ------------     --------------
Net assets at beginning of year       1,821,953,413  4,446,937,115   1,749,002,037   2,082,788,690     17,357,717,741
                                      -------------  -------------   -------------   -------------     --------------
Net assets at end of year            $2,266,784,698 $4,536,964,803  $2,719,573,814  $3,009,921,379    $20,071,610,109
                                     -------------- --------------  --------------  --------------    ---------------

Accumulation unit activity
Units outstanding at
beginning of year                     1,042,405,301  1,100,356,781   1,001,825,924   1,087,313,726
Contract purchase payments               21,186,358     19,976,712      38,519,407      23,744,035
Net transfers1                          (61,546,990)   (22,881,117)    269,878,345     (76,329,658)
Transfers for policy loans                1,496,740      1,359,792       1,466,009       1,493,862
Contract charges                           (711,536)      (727,064)       (734,890)       (727,228)
Contract terminations:
  Surrender benefits                    (98,137,917)  (104,002,022)   (117,609,944)   (102,783,256)
  Death benefits                         (5,977,088)    (8,070,156)     (4,864,857)     (5,521,271)
                                         ----------     ----------      ----------      ----------
Units outstanding at
end of year                             898,714,868    986,012,926   1,188,479,994     927,190,210
                                        -----------    -----------   -------------     -----------

(1)Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.




IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Notes to Financial Statements

1. ORGANIZATION

IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ (collectively, the Accounts) were established as segregated asset accounts of IDS Life Insurance Company (IDS
Life) under Minnesota law and are registered collectively as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act). Accounts G, F and H were established on May 13, 1981 and commenced operations on Oct. 13, 1981. Account N was established on April 17, 1985 and commenced operations on April 30, 1986. Accounts IZ and JZ were established on Sept. 20, 1991 and commenced operations on Jan. 13, 1992. Accounts LZ, KZ and MZ were established on April 2, 1996 and commenced operations on April 30, 1996.

Each Account invests exclusively in shares of the following funds (collectively,
the  Funds),   which  are  registered   under  the  1940  Act  as   diversified,
(non-diversified  for AXP(R)  Variable  Portfolio  Global  Bond  Fund)  open-end management investment companies and have the following investment managers.

Account          Invests exclusively in shares of                      Investment Manager
---------------- ---------------------------------------------------- ----------------------------------------
G                AXP(R)Variable Portfolio - Bond Fund                  IDS Life Insurance Company 1
F                AXP(R)Variable Portfolio - Capital Resource Fund      IDS Life Insurance Company 1
H                AXP(R)Variable Portfolio - Cash Management Fund       IDS Life Insurance Company 1
LZ               AXP(R)Variable Portfolio - Extra Income Fund          IDS Life Insurance Company 1
KZ               AXP(R)Variable Portfolio - Global Bond Fund           IDS Life Insurance Company 1
IZ               AXP(R)Variable Portfolio - International Fund         IDS Life Insurance Company 2
N                AXP(R)Variable Portfolio - Managed Fund               IDS Life Insurance Company 1
MZ               AXP(R)Variable Portfolio - New Dimensions Fund(R)     IDS Life Insurance Company 1
JZ               AXP(R)Variable Portfolio - Strategy Aggressive Fund   IDS Life Insurance Company 1
---------------- ---------------------------------------------------- ----------------------------------------

1 American Express Financial Corporation (AEFC) is the investment adviser.
2 AEFC  is  the  investment   adviser.   American   Express  Asset   Management
  International, Inc. is the sub-investment adviser.

The assets of each Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Accounts are treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Accounts.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 1% of the average daily net assets of the Accounts.

4. CONTRACT ADMINISTRATIVE CHARGES

An annual  charge of $20 is deducted  from the contract  value of each  Variable
Retirement Annuity contract. An annual charge of $30 is deducted from the contract value of each Combination Retirement Annuity contract. A quarterly charge of $125 is deducted from the contract value of each Group Variable
Annuity contract. An annual charge of $30 is deducted from the certificate value of each Employee Benefit Annuity certificate. A quarterly charge of $6 is deducted from the contract value of each Flexible Annuity contract. The annual charges are deducted at contract or certificate year end and the quarterly charges are deducted at contract quarter end, during the accumulation period, for administrative services provided to the Accounts by IDS Life.

A contingent deferred sales charge (surrender charge or withdrawal charge) will be imposed upon:

a) certain Variable Retirement Annuity contract surrenders during the first seven years,
b) Combination Retirement Annuity contract surrenders during the first seven, eight or eleven years, depending on type of contract,
c)  Group Variable Annuity contract  withdrawals during the first seven years,
d) Employee Benefit Annuity certificate surrenders during the first eleven years, and
e) Flexible Annuity contract surrenders of amounts other than those representing earnings or those representing purchase payments six contract years old or more.

Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $18,285,051 in 2000 and $19,812,217 in 1999. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

5. INVESTMENT IN SHARES

The Accounts' investments in shares of the Funds as of Dec. 31,2000 were as follows:

Account        Investment                                             Shares         NAV
-------------- --------------------------------------------------- -------------- ----------
G              AXP(R)Variable Portfolio - Bond Fund                  99,738,845     $10.37
F              AXP(R)Variable Portfolio - Capital Resource Fund     149,846,951      26.57
H              AXP(R)Variable Portfolio - Cash Management Fund      208,196,619       1.00
LZ             AXP(R)Variable Portfolio - Extra Income Fund          27,402,441       6.99
KZ             AXP(R)Variable Portfolio - Global Bond Fund            6,700,397       9.74
IZ             AXP(R)Variable Portfolio - International Fund        132,724,809      11.50
N              AXP(R)Variable Portfolio - Managed Fund              213,135,981      17.68
MZ             AXP(R)Variable Portfolio - New Dimensions Fund(R)    132,021,313      19.21
JZ             AXP(R)Variable Portfolio - Strategy Aggressive Fund  182,061,031      12.46
-------------- --------------------------------------------------- -------------- ----------

6. INVESTMENT TRANSACTIONS

The Accounts'  purchases of Funds' shares,  including  reinvestment  of dividend distributions, were as follows:
                                                                               Year ended Dec. 31,
Account        Investment                                                 2000                1999
-------------- --------------------------------------------------- ------------------ -------------------
G              AXP(R)Variable Portfolio - Bond Fund                    $   98,403,458     $   83,923,375
F              AXP(R)Variable Portfolio - Capital Resource Fund           524,452,215        534,353,576
H              AXP(R)Variable Portfolio - Cash Management Fund            332,846,996        393,328,065
LZ             AXP(R)Variable Portfolio - Extra Income Fund                36,052,139         38,404,776
KZ             AXP(R)Variable Portfolio - Global Bond Fund                  3,834,258          7,466,938
IZ             AXP(R)Variable Portfolio - International Fund              513,124,003        440,143,815
N              AXP(R)Variable Portfolio - Managed Fund                    400,171,691        309,803,081
MZ             AXP(R)Variable Portfolio - New Dimensions Fund(R)          362,715,303        382,381,592
JZ             AXP(R)Variable Portfolio - Strategy Aggressive Fund        862,598,536        255,839,303
-------------- --------------------------------------------------- ------------------ -------------------
               Combined Variable Accounts                              $3,134,198,599     $2,445,644,521
-------------- --------------------------------------------------- ------------------ -------------------



IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Balance sheets

December 31, ($ thousands)                                      2000               1999
Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $404,427; 1999, $432,004)     $  405,816       $   434,343
         Available for sale, at fair value
            (amortized cost: 2000, $554,452; 1999, $579,014)    538,438           555,574
                                                                -------           -------
                                                                944,254           989,917
     Mortgage loans on real estate                              144,121           154,062
     Policy loans                                                30,894            27,528
     Other investments                                            1,423                --
                                                                  -----            ------
            Total investments                                 1,120,692         1,171,507
Cash and cash equivalents                                        39,213             8,131
Amounts recoverable from reinsurers                              10,210             6,914
Amounts due from brokers                                            877                --
Accounts receivable                                               2,249               567
Premiums due                                                        344               199
Accrued investment income                                        18,546            18,365
Deferred policy acquisition costs                               146,036           136,229
Deferred income taxes                                                --             3,881
Other assets                                                        590               723
Separate account assets                                       1,667,031         1,957,703
                                                              ---------         ---------
            Total assets                                     $3,005,788        $3,304,219
                                                             ==========        ==========

Liabilities and Stockholder's Equity
Liabilities:
     Future policy benefits:
         Fixed annuities                                    $   770,774       $   821,992
         Universal life-type insurance                          160,301           156,420
         Traditional life, disability income and
            long-term care insurance                             76,097            64,278
     Policy claims and other policyholders' funds                 2,943             2,584
     Deferred income taxes                                          516                --
     Other liabilities                                           18,591            21,432
     Separate account liabilities                             1,667,031         1,957,703
                                                              ---------         ---------
            Total liabilities                                 2,696,253         3,024,409
                                                              ---------         ---------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $10 par value per share;
         200,000 shares authorized, issued and outstanding        2,000             2,000
     Additional paid-in capital                                  49,000            49,000
     Accumulated other comprehensive loss
         Net unrealized securities losses                       (10,324)          (14,966)
     Retained earnings                                          268,859           243,776
                                                                -------           -------
            Total stockholder's equity                          309,535           279,810
                                                                -------           -------
Total liabilities and stockholder's equity                   $3,005,788        $3,304,219
                                                             ==========        ==========

See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Statements of income

Three years ended December 31, ($ thousands)                         2000           1999            1998
Revenues
Traditional life, disability income and
     long-term care insurance premiums                           $ 18,196       $ 15,613        $ 13,852
Policyholder and contractholder charges                            24,101         22,502          20,467
Mortality and expense risk fees                                    20,449         17,019          13,980
Net investment income                                              91,491         95,514         100,871
Net realized gains on investments                                     839          1,386           2,163
                                                                      ---          -----           -----
            Total revenues                                        155,076        152,034         151,333
                                                                  -------        -------         -------
Benefits and expenses
Death and other benefits:
     Traditional life, disability income and
         long-term care insurance                                   5,510          5,579           5,553
     Universal life-type insurance and investment contracts         4,724          6,313           4,320
Increase in liabilities for future policy benefits
     for traditional life, disability income and
     long-term care insurance                                       8,371          6,098           3,662
Interest credited on universal life-type insurance and
     investment contracts                                          47,715         50,767          55,073
Amortization of deferred policy acquisition costs                  17,195         15,787          18,362
Other insurance and operating expenses                              9,155          9,925           8,917
                                                                    -----          -----           -----
            Total benefits and expenses                            92,670         94,469          95,887
                                                                   ------         ------          ------
Income before income taxes                                         62,406         57,565          55,446
Income taxes                                                       22,323         19,241          19,098
                                                                   ------         ------          ------
Net income                                                       $ 40,083       $ 38,324        $ 36,348
                                                                 ========       ========        ========

See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Statements of stockholder's equity


                                                                                                     Accumulated
                                                                                                        other
                                                      Total                       Additional        comprehensive
                                                  stockholder's      Capital        paid-In        (loss) income,        Retained
Three years ended December 31, ($ thousands)         equity           stock         capital          net of Tax          earnings

Balance, January 1, 1998                              $257,279        $2,000           $49,000          $ 13,175         $193,104
Comprehensive income:
     Net income                                         36,348            --                --                --           36,348
     Unrealized holding losses arising
         during the year, net of deferred policy
         acquisition costs of $22
         and taxes of $1,415                            (2,628)           --                --            (2,628)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of ($252)                              467            --                --               467               --
                                                           ---         -----             -----               ---            -----
     Other comprehensive loss                           (2,161)           --                --            (2,161)              --
                                                        ------         -----             -----            ------            -----
Comprehensive income                                    34,187            --                --
Cash dividends to parent                               (12,000)           --                --                --          (12,000)
                                                       -------         -----             -----             -----          -------

Balance, December 31, 1998                             279,466         2,000            49,000            11,014          217,452
Comprehensive income:
     Net income                                         38,324            --                --                --           38,324
     Unrealized holding losses arising
         during the year, net of deferred policy
         acquisition costs of $737
         and taxes of $13,537                          (25,140)           --                --           (25,140)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of $452                               (840)           --                --              (840)              --
                                                          ----         -----             -----              ----            -----
     Other comprehensive loss                          (25,980)           --                --           (25,980)              --
                                                       -------         -----             -----           -------            -----
Comprehensive income                                    12,344            --                --
Cash dividends to parent                               (12,000)           --                --                --          (12,000)
                                                       -------         -----             -----             -----          -------

Balance, December 31, 1999                             279,810         2,000            49,000           (14,966)         243,776
Comprehensive income:
     Net income                                         40,083            --                --                --           40,083
     Unrealized holding gains arising
         during the year, net of deferred policy
         acquisition costs of ($137)
         and of taxes of ($3,038)                        5,641            --                --             5,641               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $537                               (999)           --                --              (999)              --
                                                          ----         -----             -----              ----            -----
     Other comprehensive income                          4,642            --                --             4,642               --
                                                         -----         -----             -----             -----            -----
Comprehensive income                                    44,725            --                --
Cash dividends to parent                               (15,000)           --                --                --          (15,000)
                                                       -------         -----             -----             -----          -------
Balance, December 31, 2000                            $309,535        $2,000           $49,000          $(10,324)        $268,859
                                                      ========        ======           =======          ========         ========
See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Statements of cash flows

Years ended December 31, ($ thousands)                                                   2000              1999             1998
Cash flows from operating activities
Net income                                                                         $   40,083        $   38,324       $   36,348
Adjustments to reconcile net income to net cash provided by operating activities:
Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (3,556)           (3,063)          (3,110)
     Repayment                                                                          2,953             2,826            2,660
Change in accrued investment income                                                      (181)            1,528              312
Change in amounts recoverable from reinsurer                                           (3,296)           (2,837)          (1,760)
Change in premiums due                                                                   (145)                5              (12)
Change in accounts receivable                                                          (1,682)              275             (119)
Change in other assets                                                                    133               319              (47)
Change in deferred policy acquisition costs, net                                       (9,944)           (6,015)          (2,841)
Change in liabilities for future policy benefits
     for traditional life, disability income and long-term care insurance              11,819             8,368            5,441
Change in policy claims and other policyholders' funds                                    360              (522)            (908)
Deferred income tax provision (benefit)                                                 1,898             2,196           (2,369)
Change in other liabilities                                                            (2,844)           (3,513)          (3,986)
Amortization of premium (accretion of discount), net                                    1,353            (1,794)            (342)
Net realized gain on investments                                                         (839)           (1,386)          (2,163)
Policyholder and contractholder charges, non-cash                                      (9,232)           (9,875)          (9,661)
Other, net                                                                             (1,826)            1,859              118
                                                                                       ------             -----              ---
         Net cash provided by operating activities                                     25,054            26,695           17,561

Cash flows from investing activities
Fixed maturities held to maturity:
     Purchases                                                                         (4,487)               --               --
     Maturities, sinking fund payments and calls                                       31,178            37,852           46,629
     Sales                                                                                 --               790           16,173
Fixed maturities available for sale:
     Purchases                                                                       (100,905)         (155,690)         (86,072)
     Maturities, sinking fund payments and calls                                       34,202            50,515           96,578
     Sales                                                                             91,946            89,683           13,180
Other investments, excluding policy loans:
     Purchases                                                                             --            (3,598)          (9,121)
     Sales                                                                             10,838            16,671           21,113
Change in amounts due from brokers                                                       (877)               --               --
Change in amounts due to brokers                                                           --            (4,507)         (24,547)
                                                                                        -----            ------          -------
         Net cash provided by investing activities                                     61,895            31,716           73,933

Cash flows from financing  activities
Activity  related to universal  life-type
insurance and investment contracts:
     Considerations received                                                           51,419            68,978           76,009
     Surrenders and death benefits                                                   (137,239)         (159,161)        (205,946)
     Interest credited to account balances                                             47,715            50,767           55,073
Universal life-type insurance policy loans:
     Issuance                                                                          (6,847)           (5,057)          (5,222)
     Repayment                                                                          4,085             3,186            3,599
Cash dividend to parent                                                               (15,000)          (12,000)         (12,000)
                                                                                      -------           -------          -------
         Net cash used in financing activities                                        (55,867)          (53,287)         (88,487)
                                                                                      -------           -------          -------
Net increase in cash and cash equivalents                                              31,082             5,124            3,007
Cash and cash equivalents at beginning of year                                          8,131             3,007               --
                                                                                        -----             -----           ------
Cash and cash equivalents at end of year                                           $   39,213       $     8,131      $     3,007
                                                                                   ==========       ===========      ===========

See accompanying notes.


IDS Life Insurance Company of New York
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IDS Life Insurance Company of New York

Notes to Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The Company is a wholly  owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related effect on deferred policy acquisition costs and deferred income taxes.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company of New York
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Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                   2000       1999        1998
Cash paid during the year for:
Income taxes                    $21,427    $20,670     $22,470
Interest on borrowings               80        124       1,600

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized primarily using the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net decrease in amortization of $1.2 million. Net unlocking adjustments in 1999 and 1998 were not significant.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

IDS Life Insurance Company of New York
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Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Beginning in 2000, the company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $907 receivable from and $366 payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting Changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Management does not expect that adoption of SFAS No. 140 will have a material impact on the Company's financial position or results of operations.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. Management does not expect that adoption of Issue 99-20 will have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                 Gross        Gross
                                   Amortized  Unrealized   unrealized     Fair
Held to maturity                     cost        gains       losses       value
U.S. Government agency obligations $  2,299     $   40      $   25     $  2,314
Corporate bonds and obligations     363,322      8,013       9,667      361,668
Mortgage-backed securities           40,195        263          13       40,445
                                     ------        ---        ----       ------
                                   $405,816     $8,316      $9,705     $404,427
                                   ========     ======      ======     ========


                                                  Gross       Gross
                                   Amortized   unrealized  unrealized     Fair
Available for sale                   cost        gains       losses       value
U.S. Government agency obligations $  2,053     $  185     $    --     $  2,238
State and municipal obligations         105          2          --          107
Corporate bonds and obligations     373,603      6,447      22,462      357,588
Mortgage-backed securities          178,691      2,396       2,582      178,505
                                    -------      -----       -----      -------
                                   $554,452     $9,030     $25,044     $538,438
                                   ========     ======     =======     ========

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                 Gross       Gross
                                  Amortized   unrealized   unrealized      Fair
Held to maturity                    cost         gains       losses       value
U.S. Government agency obligations $  2,490     $   20      $  150     $  2,360
Corporate bonds and obligations     384,241      6,066       7,058      383,249
Mortgage-backed securities           47,612        103       1,320       46,395
                                     ------        ---       -----       ------
                                   $434,343     $6,189      $8,528     $432,004
                                   ========     ======      ======     ========


                                                 Gross        Gross
                                  Amortized   unrealized   unrealized     Fair
Available for sale                  cost         gains       losses      value
State and municipal obligations    $    104     $    6      $    --    $    110
Corporate bonds and obligations     374,846      2,324       20,325     356,845
Mortgage-backed securities          204,064        580        6,025     198,619
                                    -------        ---        -----     -------
                                   $579,014     $2,910      $26,350    $555,574
                                   ========     ======      =======    ========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                               Amortized           Fair
Held to maturity                 cost              value
Due from one to five years     $207,137          $206,956
Due from five to ten years      113,615           113,754
Due in more than ten years       44,869            43,272
Mortgage-backed securities       40,195            40,445
                                 ------            ------
                               $405,816          $404,427
                               ========          ========

IDS Life Insurance Company of New York
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                               Amortized           Fair
Available for sale               cost              value
Due from one to five years    $  28,167         $  29,761
Due from five to ten years      206,584           193,265
Due in more than ten years      141,010           136,907
Mortgage-backed securities      178,691           178,505
                                -------           -------
                               $554,452          $538,438
                               ========          ========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $nil, $790 and $16,175, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $478, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $89,683 and gross realized gains and losses of $1,917 and $625, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $13,180 and gross realized gains and losses of $1,159 and $440, respectively.

At December 31, 2000, bonds carried at $252 were on deposit with the state of New York as required by law.

At December 31, 2000, investments in fixed maturities comprised 84 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $150 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                     2000              1999
Aaa/AAA                  $223,368        $  250,577
Aaa/AA                      3,000                --
Aa/AA                      16,084            12,992
Aa/A                       26,649            25,489
A/A                       147,290           150,187
A/BBB                      48,993            68,417
Baa/BBB                   338,430           354,331
Baa/BB                     17,670            23,562
Below investment grade    138,784           127,802
                          -------           -------
                         $960,268        $1,013,357
                         ========        ==========

At December 31, 2000, 90 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000           December 31, 1999
                          On balance    Commitments    On balance  Commitments
Region                       sheet      to purchase       sheet    to purchase
West North Central            $ 19,409      $--         $ 22,686      $--
East North Central              24,249       --           25,195       --
South Atlantic                  27,926       --           31,748       --
Middle Atlantic                 16,937       --           17,672       --
Pacific                          6,614       --            6,751       --
Mountain                        34,475       --           35,608       --
New England                      7,564       --            8,209       --
East South Central               7,250       --            7,394       --
                                 -----    -----            -----    -----
                               144,424       --          155,262       --
Less allowance for losses          303       --            1,200       --
                                   ---    -----            -----    -----
                              $144,121      $--         $154,062      $--
                              ========    =====         ========    =====

IDS Life Insurance Company of New York
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                               December 31, 2000         December 31, 1999
                            On balance   Commitments   On balance   Commitments
Property type                  sheet     to purchase      sheet     to purchase
Apartments                    $ 49,180       $--         $ 54,118     $--
Department/retail stores        45,917        --           49,810      --
Office buildings                21,144        --           22,090      --
Industrial buildings            16,169        --           16,938      --
Nursing/retirement               4,954        --            5,058      --
Medical buildings                7,060        --            7,248      --
                                 -----      ----            -----    ----
                               144,424        --          155,262      --
Less allowance for losses          303        --            1,200      --
                                   ---      ----            -----    ----
                              $144,121       $--         $154,062     $--
                              ========      ====         ========    ====

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $nil and $nil, with allowances of $nil and $nil, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $nil and $nil, respectively.

The Company recognized $nil, $2 and $123 of interest income related to impaired loans for the years ended December 31, 2000, 1999 and 1998, respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                     2000              1999             1998
Balance, January 1                  $1,200            $1,500           $1,500
Reduction for investment losses       (895)             (300)              --
                                      ----              ----            -----
Balance, December 31                $  303            $1,200           $1,500
                                    ======            ======           ======

Net investment income for the years ended December 31 is summarized as follows:

                                       2000             1999             1998
Interest on fixed maturities        $76,859           $78,342         $ 85,164
Interest on mortgage loans           11,954            12,895           14,599
Other investment income               2,333             4,764            3,365
Interest on cash equivalents          1,069               350               64
                                      -----               ---               --
                                     92,215            96,351          103,192
Less investment expenses                724               837            2,321
                                        ---               ---            -----
                                    $91,491           $95,514         $100,871
                                    =======           =======         ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:
                                      2000              1999             1998
Fixed maturities                      $(57)           $1,086           $2,163
Mortgage loans                         896               300               --
                                       ---               ---              ---
                                      $839            $1,386           $2,163
                                      ====            ======           ======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       2000            1999             1998
Fixed maturities available for sale  $7,564        $(40,706)         $(3,347)

IDS Life Insurance Company of New York
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3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ending December 31 consists of the following:

                                2000              1999             1998
Federal income taxes:
Current                      $19,245           $16,426          $20,192
Deferred                       1,898             2,196           (2,369)
                               -----             -----           ------
                              21,143            18,622           17,823
State income taxes-current     1,180               619            1,275
                               -----               ---            -----
Income tax expense           $22,323           $19,241          $19,098
                             =======           =======          =======

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                           2000              1999               1998
                                                  Provision    Rate  Provision   Rate   Provision   Rate
Federal income taxes based on the statutory rate    $21,842   35.0%    $20,148   35.0%    $19,046   35.0%
Increases (decreases) are attributable to:
Tax-excluded interest and dividend income              (207)  (0.3)       (509)  (0.9)       (660)  (1.2)
State tax, net of federal benefit                       767    1.2         402    0.7         829    1.5
Other, net                                              (79)  (0.1)       (800)  (1.4)       (477)  (0.9)
                                                        ---   ----        ----   ----        ----   ----
Total income taxes                                  $22,323   35.8%    $19,241   33.4%    $19,098   34.4%
                                                    =======   ====     =======   ====     =======   ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2000, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

                                                 2000          1999
Deferred income tax assets:
Policy reserves                               $28,469       $28,245
Investments                                     6,395         6,980
Other                                           4,738         6,689
                                                -----         -----
Total deferred income tax assets               39,602        41,914
                                               ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs              40,118        38,033
                                               ------        ------
Total deferred income tax liabilities          40,118        38,033
                                               ------        ------
Net deferred income tax (liabilities) assets  $  (516)      $ 3,881
                                              =======       =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $166,503 and $155,952 as of December 31, 2000 and 1999, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of New York has adopted the provisions of the revised manual with modifications. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Management believes the impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


5. BENEFIT PLANS
The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $23, $27 and $37 in 2000, 1999 and 1998, respectively.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2000, 1999 and 1998, which are calculated on the basis of commission earnings of the individual financial advisors, were $975, $1,446 and $1,480, respectively.
Such costs are included in deferred policy acquisition costs.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $106, $218 and $252, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2000, 1999 and 1998 were $nil.

6. INCENTIVE PLAN AND RELATED PARTY OPERATING EXPENSES
The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2000, 1999 and 1998 were $nil, $96 and $140, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $17,108, $13,042 and $9,403 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financail position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

At December 31, 2000 and 1999, traditional life insurance and universal life-type insurance in force aggregated $5,974,025 and $5,448,451 respectively, of which $332,556 and $272,276 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $150, $150 and $134 for the years ended December 31, 2000, 1999 and 1998, respectively. Claim recoveries under the terms of this reinsurance agreement were $1,700, $nil and $nil in 2000, 1999 and 1998, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $3,125, $2,873 and $2,178 for the years ended December 31, 2000, 1999 and 1998, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $473, $473 and $228 for the years ended December 31, 2000, 1999 and 1998, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $210,666 and $237,038 at December 31, 2000 and 1999, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 2000, 1999 and 1998, and decreases in liabilities for future policy benefits of $1,334, $1,277 and $1,742 related to this agreement for the years ended December 31, 2000, 1999 and 1998, respectively.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

8. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $25,000. The interest rate for any borrowing is established by reference to various indicies plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

9. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. The Company's counterpart is rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

The Company's holdings of derivative financial instruments are as follows:

                      Notional   Carrying    Fair    Total credit
December 31, 1999      amount     amount     value     exposure
Assets:
Interest rate caps    $200,000     $--       $--          $--

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expired in the year 2000.

Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                    2000                      1999
                                           Carrying       Fair        Carrying        Fair
Financial Assets                            amount        value        amount         value
Investments:
Fixed maturities (Note 2):
Held to maturity                           $  405,816   $  404,427    $  434,343    $  432,004
Available for sale                            538,438      538,438       555,574       555,574
Mortgage loans on real estate (Note 2)        144,121      148,119       154,062       152,942
Other:
Separate accounts assets (Note 1)           1,667,031    1,667,031     1,957,703     1,957,703
Cash and cash equivalents                      39,213       39,213         8,131         8,131
Financial Liabilities
Future policy benefits for fixed annuities    679,446      660,663       732,752       715,213
Separate account liabilities                1,461,266    1,411,203     1,722,028     1,668,067

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $85,154 and $83,646, respectively, and policy loans of $6,174 and $5,594, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $205,765 and $235,675, respectively.

11. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                2000         1999          1998
Net income, per accompanying financial statements              $40,083      $38,324       $36,348
Deferred policy acquisition costs                               (9,406)      (6,015)       (2,841)
Adjustments of future policy benefit liabilities                (1,657)      (4,615)       (6,199)
Deferred income tax expense (benefit)                            1,898        2,196        (2,369)
Provision (reduction) for losses on investments                    817         (161)          862
IMR gain/loss transfer and amortization                           (126)        (154)       (1,451)
Adjustment to separate account reserves                           (408)       5,498         2,767
Other, net                                                         486          766          (350)
                                                                   ---          ---          ----
Net income, on basis of statutory accounting practices         $31,687      $35,839       $26,767
                                                               =======      =======       =======


Stockholder's equity, per accompanying financial statements  $ 309,535    $ 279,810     $ 279,466
Deferred policy acquisition costs                             (146,035)    (136,229)     (129,477)
Adjustments of future policy benefit liabilities                 4,609        2,845         4,697
Deferred income tax liabilities (assets)                           516       (3,881)        7,912
Asset valuation reserve                                        (16,421)     (16,164)      (15,516)
Adjustments of separate account liabilities                     61,313       61,721        56,223
Adjustments of investments to amortized cost                    17,467       23,440       (17,266)
Premiums due, deferred and advance                               1,433        1,485         1,381
Deferred revenue liability                                       4,100        3,021         2,482
Allowance for losses                                               304        1,200         1,500
Non-admitted assets                                             (6,067)        (421)         (450)
Interest maintenance reserve                                    (3,282)      (3,155)       (3,001)
Other, net                                                      (8,683)      (5,416)       (2,915)
                                                                ------       ------        ------
Statutory capital and surplus                                $ 218,789    $ 208,256     $ 185,036
                                                             =========    =========     =========

PART C.
------

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement.

         IDS Life of New York Accounts 4,10,11,5,6,9,12,13 and 14

                  Statements of Net Assets at Dec. 31, 2000.
                  Statements of Operations for the year ended Dec. 31, 2000. Statements of Changes in Net Assets for the years ended Dec. 31, 2000 and Dec. 31, 1999.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated March 23, 2001.

         IDS Life Insurance Company of New York:

                  Balance Sheets at Dec. 31, 2000 and 1999.
                  Statements of Income for the years ended Dec. 31, 2000, 1999, and 1998.
                  Statements of Cash Flows for the years ended Dec. 31, 2000, 1999, and 1998.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated February 8, 2001.


(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York dated November 12, 1981, filed electronically as
         Exhibit 1.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York establishing Account 9 on Feb. 12, 1986, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Accounts 10 and 11 on Oct. 8, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 12, 13 and 14 on April 17, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 13 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.5 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 15, 16, 17, 18 and 19 on March 29, 2001 is filed electronically herewith.

2.       Not applicable.

3. Form of Variable Annuity and Life Insurance Distribution Agreement, filed electronically as Exhibit 3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.1 Copy of form of Qualified Deferred Annuity Contract (form 39192), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 39191), filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.3 Copy of form of Deferred Annuity Contract (IRA) (form 39192 IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

5. Copy of Form of Application for IDS Flexible Annuity Contract of New York, filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

6.1 Revised Charter of IDS Life of New York dated April, 1992, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

6.2 By-Laws of IDS Life of New York, dated May, 1992, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

7.       Not applicable.

8.       Not applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation filed electronically as Exhibit 13 to Post-Effective Amendment No. 13 to Registration Statement No. 33-4174, is incorporated herein by reference.

14. Power of Attorney to sign amendments to this Registration Statement dated April 25, 2001 is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
          ----------------------------------------------------------------------



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   70100 AXP Financial Center                Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      790 Xerxes Ave. So.
                                      Minneapolis, MN

Robert R. Grew                        20 Madison Avenue Extension               Director
                                      Albany, NY

Lorraine R. Hart                      70100 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN

Bruce A. Kohn                         70100 AXP Financial Center                Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Eric L. Marhoun                       70100 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN

Mary Ellyn Minenko                    70100 AXP Financial Center                Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Edward J. Muhl                        70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Thomas V. Nicolosi                    Suite 220                                 Director
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     World Financial Center                    Director
                                      New York, NY

Teresa J. Rasmussen                   70100 AXP Financial Center                Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY

Philip C. Wentzel                     70100 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   20 Madison Avenue Extension               Director
                                      Albany, NY

David L. Yowan                        20 Madison Avenue Extension               Vice President and Treasurer
                                      Albany, NY


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
                  --------------------------------------------------------------

                  IDS  Life  Insurance  Company  of New  York is a  wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Minnesota
                                                                                        Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware


     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     North Dakota Public Employee Payment Company                                       Minnesota

Item 27. Number of Contractowners

                  On March 31, 2001, there were 12,558 contract owners of qualified Flexible Annuity contracts. There were 10,753 owners of non-qualified contracts.

Item 28.          Indemnification

The By-Laws of the depositor provide that it shall indemnify any person made a party to an action or proceeding by or in the right of the depositor to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the depositor against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with the appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the depositor; and The depositor shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the depositor to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the depositor served in any capacity at the request of the depositor, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the depositor, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the depositor and, in criminal actions or proceedings, in addition had no reasonable cause to believe that his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


(c)

                                Net Underwriting

         Name of Principal              Discounts and     Compensation on       Brokerage

         Underwriter                     Commissions         Redemption        Commissions      Compensation
         ------------------              -----------         ----------        -----------      ------------
         American Express Financial       $1,731,833           $921,090           None              None
         Advisors Inc.

Item 30.  Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31.  Management Services

                  Not applicable.

Item 32.  Undertakings

(a) (b) & (c)     These undertakings were filed with the Registrant's  initial
                  Registration Statements, File Nos. 33-4174 and 811-3500.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on this 27th day of April, 2001.

          IDS LIFE ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,18 and 19
                                  (Registrant)

                    By IDS Life Insurance Company of New York
                    -----------------------------------------
                                    (Sponsor)

                    By /s/ Timothy V. Bechtold*
                    ---------------------------
                           Timothy V. Bechtold
                           President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 27th day of April, 2001.

Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director, President and Chief
------------------------------------          Executive Officer
     Timothy V. Bechtold

/s/  Maureen A. Buckley*                      Director, Vice President, Chief
------------------------------------          Operating Officer, Consumer
     Maureen A. Buckley                       Affairs Officer and Claims Officer

                                              Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                          Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                         Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                        Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                         Director and General Counsel
------------------------------------
     Eric L. Marhoun

/s/  Thomas R. McBurney*                      Director
------------------------------------
     Thomas R. McBurney

Signature                                     Title

/s/  Edward J. Muhl*                          Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*                      Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                       Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                        Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*                     Director
------------------------------------
     Michael R. Woodward

/s/  David L. Yowan*                          Vice President and Treasurer
------------------------------------
     David L. Yowan


*Signed  pursuant to Power of Attorney  dated April 25, 2001,  filed herewith as
Exhibit 14, by:



/s/Mary Ellyn Minenko
   Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 18

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

        The prospectus.

Part B.

        Statement of Additional Information.

        Financial Statements.

Part C.

        Other Information.

        The signatures.

Exhibits.